Stock-Based Compensation - Schedule of RSU Activity (Details) - Restricted Stock Units (RSUs) [Member]	9 Months Ended
Sep. 30, 2024 $ / shares shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of RSUs Outstanding, beginning balances | shares	1,117,835
Weighted-Average Grant Date Fair Value Per Share, beginning balances | $ / shares	$ 13.64
Number of RSUs Outstanding, ending balances | shares	1,081,162
Weighted-Average Grant Date Fair Value Per Share, ending balances | $ / shares	$ 10.45
Number of RSUs Outstanding, Granted | shares	928,266
Weighted-Average Grant Date Fair Value Per Share, Granted | $ / shares	$ 10.38
Number of RSUs Outstanding, Vested | shares	(964,939)
Weighted-Average Grant Date Fair Value Per Share, Vested | $ / shares	$ 14.07
Number of RSUs Outstanding, Forfeited | shares
Weighted-Average Grant Date Fair Value Per Share, Forfeited | $ / shares